Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments

The short-term leases of the Company mainly consisted of office leasing. As of December 31,2025, the minimum future commitments under these agreements are as follows.

For the year ending December 31,	Operating Leases
RMB
2026	144
Total lease commitments	144